Goodwill and Other Intangible Assets (Other Intangible Assets Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Amortization of Intangible Assets	$ 44	$ 48	$ 52
Customer Contracts [Member]
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	10 years